SEGMENTS - Additional Information (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£) segment business_unit
Disclosure of operating segments [line items]
Number of segments | segment	4
Retail & Business Banking
Disclosure of operating segments [line items]
Number of business units | business_unit	2
Corporate & Commercial Banking | Minimum
Disclosure of operating segments [line items]
Customers, annual turnover	£ 2
Corporate & Commercial Banking | Maximum
Disclosure of operating segments [line items]
Customers, annual turnover	£ 500